CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 429.7	$ 920.9
Short-term deposits with initial maturities of three months or less	115.2	20.6
Cash and cash equivalents	$ 544.9	$ 941.5	$ 830.6